SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON AUGUST 22, 2007, JACKSON NATIONAL ASSET MANAGEMENT, LLC RECOMMENDED AND THE BOARD OF TRUSTEES OF THE JNL SERIES TRUST ("BOARD") APPROVED THE FOLLOWING CHANGES THAT WILL BE EFFECTIVE DECEMBER 3, 2007. CONTRACT OWNERS WILL BE SENT AN INFORMATION STATEMENT CONTAINING ADDITIONAL INFORMATION ON THESE CHANGES AND THE NEW SUB-ADVISERS.

A CHANGE OF SUB-ADVISER WAS APPROVED FOR THE FOLLOWING FUNDS:

          JNL/FI Balanced Fund
          JNL/FI Mid-Cap Equity Fund
          JNL/JPMorgan International Equity Fund
          JNL/Putnam Equity Fund
          JNL/Select Global Growth Fund
          JNL/Select Large Cap Growth Fund


THE JNL/FI BALANCED FUND, THE JNL/SELECT GLOBAL GROWTH FUND, AND THE JNL/SELECT LARGE CAP GROWTH FUND WILL BE SUB-ADVISED BY CAPITAL GUARDIAN TRUST COMPANY. THE NAMES OF THE FUNDS WILL BE CHANGED AS FOLLOWS:

          JNL/FI Balanced Fund to JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
          JNL/Select   Global  Growth  Fund  to  JNL/CAPITAL   GUARDIAN   GLOBAL
          DIVERSIFIED RESEARCH FUND
          JNL/Select Large Cap Growth Fund to JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND


THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND WILL BE MANAGED BY A I M CAPITAL MANAGEMENT, INC. THE NAME OF THE FUND WILL BE CHANGED AS FOLLOWS:

          JNL/JPMorgan International Equity Fund to JNL/AIM INTERNATIONAL GROWTH FUND


THE JNL/PUTNAM MIDCAP GROWTH FUND WILL BE MERGED WITH THE JNL/FI MID-CAP EQUITY FUND. THE SUB-ADVISER FOR THE JNL/FI MID-CAP EQUITY FUND WILL BE CHANGED TO J.P. MORGAN INVESTMENT MANAGEMENT INC.

---------------------------------------- -------------------------------------- --------------------------------------
ACQUIRING FUND                           ACQUIRED FUND                          NEW FUND NAME
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
JNL/FI Mid-Cap Equity Fund               JNL/Putnam Midcap Growth Fund          JNL/JPMORGAN MIDCAP GROWTH FUND
---------------------------------------- -------------------------------------- --------------------------------------

In addition to the change in sub-advisers, the Board also approved the investment objectives and principal investment strategies for the following
Funds:

JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

EQUITY PORTION OF THE FUND
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

FIXED-INCOME PORTION OF THE FUND
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

          (a)  securities  rated  either  Baa or  better  by  Moody's  Investors
               Service, Inc. or Fitch or BBB or better Standard & Poor's Corporation, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality;

          (b) securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,

          (c)  cash equivalents and cash; or

          (d)  currency options or forward currency contracts.

Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality. The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more "growth" characteristics relative to the U.S. stock market. The "growth" characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent  with  the  Fund's  objectives,  it may  from  time to time  purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/AIM INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least four countries in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund's portfolio managers intend to invest no more than 20% of the Fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including: (1) its fundamentals deteriorate or it posts disappointing earnings; (2) its stock prices appear to be overvalued; or
(3) a more attractive opportunity is identified.

JNL/JPMORGAN MIDCAP GROWTH FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments, or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser's research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company's fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security, that the Sub-Adviser no longer considers reasonably valued.


THE BOARD APPROVED A SPECIAL MEETING OF SHAREHOLDERS TO APPOINT PPM AMERICA, INC. AS SUB-ADVISER FOR THE JNL/PUTNAM EQUITY FUND TO REPLACE PUTNAM INVESTMENT MANAGEMENT, LLC. A PROXY STATEMENT WILL BE SENT TO CONTRACT OWNERS OF THE JNL/PUTNAM EQUITY FUND ON OR ABOUT SEPTEMBER 10, 2007, TO VOTE ON THE APPROVAL OF A CHANGE IN SUB-ADVISER FOR THE JNL/PUTNAM EQUITY FUND. PPM AMERICA, INC., IS AN AFFILIATE OF THE JNL SERIES TRUST AND JACKSON NATIONAL ASSET MANAGEMENT, LLC. THE PROPOSED NEW NAME WILL BE:

     JNL/PPM AMERICA CORE EQUITY FUND


In addition to the proposed change in sub-adviser, the Board also approved the proposed investment objective and principal investment strategy for the Fund:

JNL/PPM AMERICA CORE EQUITY FUND
INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Core Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $2 billion or greater.

In managing the Fund, the Sub-Adviser employs a "core value" strategy whereby, under normal market conditions, approximately 60% of the account is managed with an active bottom-up "value" style and the balance of the portfolio is managed in a benchmark-aware "completion" style. In connection with the value component, the Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels. The completion component consists of approximately 45-55 stocks and both quantitative and qualitative methods are used to facilitate both the benchmark aware style and the active overlay. The Sub-Adviser employs a risk modeling system in managing the benchmark aware and quantitative element of the portfolio, and analyzes the stocks in the portfolio and weights them relative to the weightings of the benchmark based on their valuations and fundamentals.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.


This Supplement is dated August 27, 2007.

(To be used with VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995 Rev. 05/07, VC3656
Rev. 05/07,  VC3657 Rev. 05/07,  VC3723 Rev. 05/07,  NV3174CE Rev. 05/07, NV3784
Rev. 05/07, VC4224 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, NV5890 Rev.
05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5825 Rev.
05/07, NV5825 05/07, VC5884 Rev. 05/07, VC5885 Rev. 05/07, HR105 Rev. 05/07, and
VC2440 Rev. 05/07.)

                                                                     V6169 08/07